Securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	₩ 90,311,979	₩ 85,469,161	₩ 90,893,467
Securities at amortized cost	35,686,487	33,371,198	₩ 26,164,942
Total	125,998,466	118,840,359
Debt securities
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	88,637,000	83,796,575
Securities at amortized cost	35,686,487	33,371,198
Government
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	44,418,450	40,995,316
Securities at amortized cost	22,787,609	21,523,230
Stocks
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	1,527,182	1,475,153
Equity investments
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	2,153	3,833
Others
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	145,644	193,600
Financial Institutions bonds
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	21,303,402	20,539,199
Securities at amortized cost	5,864,626	5,423,771
Others
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	22,915,148	22,262,060
Securities at amortized cost	7,034,252	6,424,197
Equity securities
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	₩ 1,674,979	₩ 1,672,586